Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Balance at January 1	$ 20,000	$ 43,000
Reductions due to the statute of limitation	$ (20,000)	(23,000)
Balance at December 31		$ 20,000